Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	$ 171,806	$ 169,445
Amounts due from banks	28,206	14,671
Receivables from securities financing transactions measured at amortized cost	74,128	67,814
Cash collateral receivables on derivative instruments	32,300	35,033
Loans and advances to customers	405,633	390,027
Other financial assets measured at amortized cost	54,334	53,389
Total financial assets measured at amortized cost	766,407	730,379
Financial assets at fair value held for trading	135,098	108,034
of which: assets pledged as collateral that may be sold or repledged by counterparties	44,524	36,742
Derivative financial instruments	131,728	150,109
Brokerage receivables	20,883	17,576
Financial assets at fair value not held for trading	63,754	59,408
Total financial assets measured at fair value through profit or loss	351,463	335,127
Financial assets measured at fair value through other comprehensive income	2,233	2,239
Investments in subsidiaries and associates	983	1,101	$ 1,243
Property, equipment and software	11,044	11,316	11,712
Goodwill and intangible assets	6,265	6,267
Deferred tax assets	9,244	9,354
Other non-financial assets	8,377	9,652
Total assets	1,156,016	1,105,436	1,116,145
Liabilities
Amounts due to banks	16,720	11,596
Payables from securities financing transactions measured at amortized cost	5,782	4,202
Cash collateral payables on derivative instruments	34,886	36,436
Customer deposits	555,673	527,171
Funding from UBS Group AG measured at amortized cost	67,282	56,147
Debt issued measured at amortized cost	69,784	59,499
Other financial liabilities measured at amortized cost	12,713	10,391
Total financial liabilities measured at amortized cost	762,840	705,442
Financial liabilities at fair value held for trading	31,712	29,515
Derivative financial instruments	140,707	154,906
Brokerage payables designated at fair value	42,275	45,085
Debt issued designated at fair value	86,341	71,842
Other financial liabilities designated at fair value	27,366	32,033
Total financial liabilities measured at fair value through profit or loss	328,401	333,382
Provisions	2,524	3,183
Other non-financial liabilities	6,682	6,489
Total liabilities	1,100,448	1,048,496
Equity
Equity attributable to shareholders	55,234	56,598
Equity attributable to non-controlling interests	335	342
Total equity	55,569	56,940	$ 58,442	$ 58,073
Total liabilities and equity	1,156,016	1,105,436
Elimination entries
Assets
Cash and balances at central banks		0
Amounts due from banks	(56,311)	(50,441)
Receivables from securities financing transactions measured at amortized cost	(24,073)	(18,691)
Cash collateral receivables on derivative instruments	(12,512)	(11,856)
Loans and advances to customers	(35,093)	(31,233)
Other financial assets measured at amortized cost	(2,647)	(2,029)
Total financial assets measured at amortized cost	(130,636)	(114,250)
Financial assets at fair value held for trading	(1,412)	(1,848)
of which: assets pledged as collateral that may be sold or repledged by counterparties	(12,731)	(9,892)
Derivative financial instruments	(41,223)	(40,368)
Brokerage receivables	0	0
Financial assets at fair value not held for trading	(22,613)	(17,091)
Total financial assets measured at fair value through profit or loss	(65,249)	(59,308)
Financial assets measured at fair value through other comprehensive income		0
Investments in subsidiaries and associates	(51,190)	(53,255)
Property, equipment and software	(284)	(267)
Goodwill and intangible assets	79	5
Deferred tax assets	(24)	(16)
Other non-financial assets	7	4
Total assets	(247,298)	(227,087)
Liabilities
Amounts due to banks	(141,898)	(118,477)
Payables from securities financing transactions measured at amortized cost	(24,171)	(18,774)
Cash collateral payables on derivative instruments	(12,430)	(11,800)
Customer deposits	36,094	22,608
Funding from UBS Group AG measured at amortized cost		0
Debt issued measured at amortized cost	0	(173)
Other financial liabilities measured at amortized cost	(2,997)	(2,287)
Total financial liabilities measured at amortized cost	(145,402)	(128,903)
Financial liabilities at fair value held for trading	(1,325)	(1,570)
Derivative financial instruments	(41,225)	(40,363)
Brokerage payables designated at fair value	0	(7)
Debt issued designated at fair value	(69)	(110)
Other financial liabilities designated at fair value	(8,107)	(2,928)
Total financial liabilities measured at fair value through profit or loss	(50,726)	(44,977)
Provisions	(1)	(2)
Other non-financial liabilities	46	98
Total liabilities	(196,083)	(173,785)
Equity
Equity attributable to shareholders	(51,215)	(53,303)
Equity attributable to non-controlling interests	0	0
Total equity	(51,215)	(53,303)
Total liabilities and equity	(247,298)	(227,087)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	49,620	48,689
Amounts due from banks	61,579	39,691
Receivables from securities financing transactions measured at amortized cost	61,116	51,493
Cash collateral receivables on derivative instruments	34,048	35,594
Loans and advances to customers	91,940	90,168
Other financial assets measured at amortized cost	24,403	24,005
Total financial assets measured at amortized cost	322,705	289,641
Financial assets at fair value held for trading	121,947	95,810
of which: assets pledged as collateral that may be sold or repledged by counterparties	51,325	41,056
Derivative financial instruments	126,916	149,447
Brokerage receivables	12,924	9,763
Financial assets at fair value not held for trading	46,658	45,302
Total financial assets measured at fair value through profit or loss	308,444	300,321
Financial assets measured at fair value through other comprehensive income	1,957	1,953
Investments in subsidiaries and associates	52,134	54,323
Property, equipment and software	5,842	5,852
Goodwill and intangible assets	212	213
Deferred tax assets	1,488	1,624
Other non-financial assets	5,366	6,930
Total assets	698,149	660,856
Liabilities
Amounts due to banks	55,680	41,395
Payables from securities financing transactions measured at amortized cost	14,329	9,425
Cash collateral payables on derivative instruments	35,148	35,528
Customer deposits	108,279	98,628
Funding from UBS Group AG measured at amortized cost	67,282	56,147
Debt issued measured at amortized cost	58,729	50,706
Other financial liabilities measured at amortized cost	6,589	4,903
Total financial liabilities measured at amortized cost	346,036	296,733
Financial liabilities at fair value held for trading	27,280	25,059
Derivative financial instruments	135,272	153,778
Brokerage payables designated at fair value	30,724	32,346
Debt issued designated at fair value	85,424	71,444
Other financial liabilities designated at fair value	14,392	17,888
Total financial liabilities measured at fair value through profit or loss	293,092	300,514
Provisions	1,903	1,904
Other non-financial liabilities	1,572	1,630
Total liabilities	642,602	600,782
Equity
Equity attributable to shareholders	55,546	60,075
Total equity	55,546	60,075
Total liabilities and equity	698,149	660,856
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks	87,044	84,465
Amounts due from banks	6,241	6,357
Receivables from securities financing transactions measured at amortized cost	63	903
Cash collateral receivables on derivative instruments	1,640	1,221
Loans and advances to customers	255,205	229,861
Other financial assets measured at amortized cost	9,149	9,532
Total financial assets measured at amortized cost	359,343	332,339
Financial assets at fair value held for trading	101	173
of which: assets pledged as collateral that may be sold or repledged by counterparties	0	0
Derivative financial instruments	5,845	5,925
Brokerage receivables		0
Financial assets at fair value not held for trading	10,022	4,354
Total financial assets measured at fair value through profit or loss	15,968	10,453
Financial assets measured at fair value through other comprehensive income		0
Investments in subsidiaries and associates	37	33
Property, equipment and software	1,798	1,654
Goodwill and intangible assets		0
Deferred tax assets	147	276
Other non-financial assets	1,748	1,768
Total assets	379,042	346,522
Liabilities
Amounts due to banks	44,170	37,123
Payables from securities financing transactions measured at amortized cost	336	247
Cash collateral payables on derivative instruments	1,076	1,518
Customer deposits	293,133	273,316
Funding from UBS Group AG measured at amortized cost		0
Debt issued measured at amortized cost	11,042	8,965
Other financial liabilities measured at amortized cost	2,974	2,221
Total financial liabilities measured at amortized cost	352,731	323,391
Financial liabilities at fair value held for trading	248	183
Derivative financial instruments	6,223	6,177
Brokerage payables designated at fair value		0
Debt issued designated at fair value		0
Other financial liabilities designated at fair value		0
Total financial liabilities measured at fair value through profit or loss	6,471	6,360
Provisions	208	239
Other non-financial liabilities	1,377	1,019
Total liabilities	360,788	331,009
Equity
Equity attributable to shareholders	18,254	15,513
Total equity	18,254	15,513
Total liabilities and equity	379,042	346,522
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks	35,142	36,291
Amounts due from banks	16,696	19,063
Receivables from securities financing transactions measured at amortized cost	37,022	34,110
Cash collateral receivables on derivative instruments	9,124	10,074
Loans and advances to customers	93,581	101,231
Other financial assets measured at amortized cost	23,429	21,880
Total financial assets measured at amortized cost	214,995	222,649
Financial assets at fair value held for trading	14,463	13,899
of which: assets pledged as collateral that may be sold or repledged by counterparties	5,930	5,578
Derivative financial instruments	40,190	35,106
Brokerage receivables	7,959	7,814
Financial assets at fair value not held for trading	29,688	26,843
Total financial assets measured at fair value through profit or loss	92,300	83,661
Financial assets measured at fair value through other comprehensive income	276	286
Investments in subsidiaries and associates	2	0
Property, equipment and software	3,687	4,077
Goodwill and intangible assets	5,974	6,050
Deferred tax assets	7,633	7,470
Other non-financial assets	1,256	951
Total assets	326,124	325,144
Liabilities
Amounts due to banks	58,769	51,555
Payables from securities financing transactions measured at amortized cost	15,288	13,303
Cash collateral payables on derivative instruments	11,091	11,191
Customer deposits	118,168	132,619
Debt issued measured at amortized cost	12	1
Other financial liabilities measured at amortized cost	6,147	5,554
Total financial liabilities measured at amortized cost	209,475	214,222
Financial liabilities at fair value held for trading	5,508	5,843
Derivative financial instruments	40,436	35,314
Brokerage payables designated at fair value	11,552	12,746
Debt issued designated at fair value	986	508
Other financial liabilities designated at fair value	21,081	17,074
Total financial liabilities measured at fair value through profit or loss	79,564	71,484
Provisions	413	1,041
Other non-financial liabilities	3,688	3,742
Total liabilities	293,140	290,490
Equity
Equity attributable to shareholders	32,649	34,313
Equity attributable to non-controlling interests	335	342
Total equity	32,984	34,655
Total liabilities and equity	$ 326,124	$ 325,144